Cost of sales (Tables)	6 Months Ended
Jun. 30, 2023
Cost of Sales [Abstract]
Cost of sales by cost

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2023	2022	2022
	Unaudited	Unaudited	Audited
US Dollar million		Restated (2)	Restated (2)

Cash operating costs (1)	1,316	1,205	2,554
Royalties	91	88	185
Other cash costs	9	7	14
Total cash costs	1,416	1,300	2,753
Retrenchment costs	2	4	6
Rehabilitation and other non-cash costs	13	(4)	—
Amortisation of tangible assets	261	245	555
Amortisation of right of use assets	39	41	81
Amortisation of intangible assets	—	1	1
Inventory change	18	8	(30)
	1,749	1,595	3,366

(1) Cash operating costs for the first half of 2023 were $111m higher compared to the first half of 2022. This increase was mainly due to continued inflation and input price increases (which did not peak until the second and third quarters of 2022), higher operating expenditure and higher waste stripping costs at Tropicana, partially offset by weaker foreign exchange rates against the US Dollar.
(2) Comparative periods have been retrospectively restated. Refer to note 1.1.